SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE SHORT DURATION BOND FUND

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

The Credit Suisse Short Duration Fixed Income Management Team is responsible for the day-to-day management of the fund. The team currently consists of Kam Poon, Richard Avidon and Philip Wubbena. Michael E. Gray and Timothy Donovan are no longer members of the team.


Dated:  June 16, 2006                                        SD-PRO-LOAD-16-0606
                                                             2006-015